Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Oct. 01, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014
C000214854
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 12,928	$ 12,880	$ 12,728	$ 12,469	$ 12,036	$ 12,079	$ 12,058	$ 11,755	$ 11,182	$ 11,355	$ 11,032	$ 10,077	$ 10,549	$ 10,990	$ 11,557	$ 10,959	$ 10,413	$ 10,539	$ 10,518	$ 10,528	$ 10,948	$ 10,193	$ 10,648	$ 9,971	$ 9,752	$ 10,778	$ 10,748	$ 10,708	$ 11,495	$ 11,345	$ 11,684	$ 11,953	$ 12,063	$ 12,043	$ 11,904	$ 12,181	$ 11,809	$ 12,266	$ 12,009	$ 12,762	$ 12,562	$ 12,571	$ 12,305	$ 12,524	$ 12,409	$ 12,037	$ 11,247	$ 10,228	$ 10,133	$ 10,219	$ 9,876	$ 9,219	$ 8,714	$ 8,571	$ 8,047	$ 9,533	$ 9,971	$ 10,457	$ 9,835		$ 9,475
C000214852
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,380,964	1,375,230	1,359,186	1,331,681	1,284,694	1,289,278	1,286,986	1,253,752	1,191,866	1,210,203	1,175,627	1,073,495	1,124,561	1,171,186	1,231,133	1,167,856	1,109,019	1,121,231	1,119,010	1,121,231	1,165,636	1,084,596	1,131,415	1,059,846	1,036,691	1,145,097	1,142,992	1,136,677	1,220,875	1,205,088	1,239,820	1,268,237	1,279,814	1,277,709	1,263,044	1,291,224	1,251,974	1,300,281	1,272,102	1,352,610	1,330,469	1,331,471	1,302,282	1,326,427	1,313,350	1,274,099	1,190,031	1,082,481	1,071,420	1,080,469	1,043,282	973,933	920,665	905,587	850,310	1,007,108	1,053,341	1,104,599	1,038,997		1,000,000
C000118372
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 14,553	13,655	13,639	13,576	13,123	12,888	12,896	12,513	12,051	12,646	12,251	11,428	11,809	12,329	13,222	12,593	12,080	12,445	12,639	12,251	13,361	12,104	12,558	10,812	11,013	12,434	12,450	12,094	13,021	13,052	14,218	14,697	15,562	15,670	15,560	16,307	16,145	16,946	16,699	17,608	17,654	17,385	17,369	17,600	17,300	16,969	15,819	14,530	14,077	14,291	13,731	12,526	11,459	11,283	10,400	12,388	12,917	13,624	12,810	$ 12,772		$ 12,260	$ 11,962	$ 12,382	$ 12,535	$ 11,687	$ 12,742	$ 12,375	$ 12,138	$ 12,039	$ 11,130	$ 11,412	$ 10,831	$ 11,786	$ 11,915	$ 12,142	$ 11,953	$ 12,582	$ 12,999	$ 13,461	$ 13,499	$ 14,105	$ 13,181	$ 12,697	$ 12,675	$ 12,357	$ 12,311	$ 11,827	$ 11,350	$ 11,101	$ 10,616	$ 10,283	$ 9,814	$ 9,580	$ 9,141	$ 9,264	$ 9,715	$ 9,738	$ 9,459	$ 9,264	$ 8,895	$ 8,684	$ 8,850	$ 8,918	$ 8,105	$ 8,157	$ 8,579	$ 8,616	$ 8,683	$ 8,131	$ 8,363	$ 9,206	$ 9,668	$ 10,086	$ 10,116	$ 9,653	$ 9,683	$ 9,482	$ 9,303	$ 9,720	$ 9,727	$ 9,475
C000118373
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 14,440	13,357	13,349	13,294	12,855	12,632	12,648	12,282	11,835	12,425	12,050	11,245	11,628	12,146	13,039	12,417	11,923	12,297	12,489	12,114	13,222	11,987	12,441	10,719	10,927	12,345	12,369	12,019	12,951	12,991	14,162	14,649	15,517	15,637	15,533	16,290	16,139	16,952	16,713	17,637	17,693	17,430	17,430	17,669	17,382	17,063	15,915	14,632	14,178	14,401	13,852	12,640	11,572	11,405	10,512	12,528	13,070	13,796	12,983	12,959		12,449	12,146	12,584	12,744	11,891	12,975	12,600	12,369	12,282	11,357	11,652	11,071	12,047	12,190	12,436	12,246	12,897	13,333	13,817	13,865	14,492	13,555	13,063	13,055	12,730	12,690	12,198	11,722	11,460	10,968	10,635	10,151	9,920	9,468	9,605	10,081	10,113	9,827	9,629	9,249	9,035	9,217	9,288	8,448	8,504	8,955	9,001	9,072	8,502	8,748	9,642	10,133	10,576	10,616	10,141	10,181	9,975	9,793	10,245	10,260	10,000
C000118374
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,581,882	1,483,531	1,481,848	1,474,274	1,424,627	1,399,383	1,400,224	1,358,150	1,307,661	1,371,614	1,328,863	1,238,828	1,279,677	1,336,366	1,433,072	1,363,877	1,308,855	1,348,038	1,368,879	1,326,362	1,446,410	1,309,689	1,358,335	1,168,896	1,191,232	1,344,272	1,345,927	1,307,046	1,407,143	1,409,625	1,536,193	1,586,655	1,680,134	1,691,715	1,679,685	1,759,319	1,741,257	1,828,279	1,800,367	1,898,043	1,902,953	1,873,408	1,871,751	1,895,549	1,863,527	1,827,390	1,703,740	1,564,748	1,514,865	1,537,762	1,477,275	1,346,480	1,232,025	1,213,230	1,117,576	1,330,955	1,387,354	1,463,382	1,375,691	1,371,624		1,316,440	1,283,978	1,328,625	1,344,858	1,253,142	1,366,778	1,326,186	1,301,027	1,290,477	1,193,087	1,222,306	1,160,408	1,261,448	1,275,083	1,299,150	1,278,304	1,345,662	1,388,961	1,438,690	1,441,907	1,506,859	1,407,419	1,355,673	1,353,266	1,318,066	1,313,274	1,261,278	1,210,089	1,182,900	1,130,919	1,095,723	1,044,532	1,019,743	972,553	985,688	1,033,267	1,035,641	1,005,512	984,104	945,243	922,241	939,689	946,036	859,599	865,151	910,351	913,266	920,319	860,790	885,858	975,152	1,023,715	1,067,571	1,070,702	1,021,359	1,024,487	1,001,774	982,979	1,027,146	1,027,152	1,000,000
C000199810
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 7,931,991	7,441,003	7,432,538	7,394,444	7,144,717	7,013,505	7,017,738	6,806,105	6,552,146	6,878,060	6,663,251	6,210,937	6,416,154	6,696,756	7,178,386	6,834,963	6,558,549	6,755,389	6,855,903	6,642,311	7,245,395	6,562,737	6,804,259	5,853,573	5,965,662	6,733,684	6,737,836	6,542,717	7,045,045	7,057,499	7,688,523	7,941,762	8,410,878	8,464,847	8,406,543	8,805,679	8,715,154	9,147,208	9,011,420	9,496,966	9,521,655	9,369,408	9,361,178	9,480,507	9,320,030	9,138,979	8,518,443	7,822,224	7,572,404	7,687,076	7,384,016	6,732,846	6,159,489	6,065,295	5,586,133	6,650,938	6,933,521	7,314,394	6,877,888	6,853,513		6,577,260	6,414,758	6,638,198	6,719,449	6,260,381	6,825,075	6,626,010	6,496,009	6,447,258	5,955,690	6,106,004	5,793,943	6,303,168	6,367,323	6,487,612	6,387,371	6,720,172	6,940,703	7,189,301	7,209,349	7,534,131	7,036,934	6,778,244	6,766,247	6,590,292	6,566,298	6,306,366	6,050,432	5,914,467	5,654,535	5,478,580	5,222,647	5,098,679	4,862,740	4,928,468	5,166,367	5,178,262	5,027,592	4,920,538	4,726,254	4,611,270	4,698,499	4,730,219	4,298,036	4,325,791	4,551,795	4,566,343	4,601,590	4,303,955	4,429,275	4,875,727	5,118,534	5,337,844	5,353,509	5,106,785	5,122,450	5,008,879	4,914,889	5,135,747	5,135,747	5,000,000
C000023776
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 16,998	16,774	16,081	15,759	16,006	15,245	15,636	15,197	14,957	15,183	14,157	12,899	13,477	14,306	15,156	15,007	14,504	14,857	14,470	13,885	14,279	13,164	13,502	11,995	11,331	12,466	13,555	12,626	13,767	13,734	14,670	14,657	15,208	16,290	15,564	16,323	15,583	16,267	15,918	15,664	15,937	15,297	14,731	14,569	14,302	14,545	13,858	12,121	12,630	12,785	12,183	11,916	11,463	10,737	10,129	11,581	12,214	12,363	11,875	11,611		11,174	10,978	11,101	11,236	10,486	10,978	10,572	10,326	9,902	9,459	9,963	9,702	10,649	10,613	10,674	10,437	10,631	10,698	10,686	10,649	11,117	10,686	10,508	10,382	10,238	10,052	10,130	9,891	9,891	9,669	9,334	9,034	8,998	8,813	8,594	8,839	9,025	8,885	8,874	8,536	8,990	8,996	8,845	8,344	8,670	9,165	9,362	9,582	9,022	9,345	10,038	9,813	10,009	10,015	9,622	9,813	9,293	9,189	9,515	9,498	9,475
C000023778
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 16,865	16,403	15,743	15,430	15,687	14,947	15,341	14,923	14,698	14,923	13,925	12,698	13,275	14,102	14,944	14,816	14,326	14,679	14,310	13,741	14,134	13,043	13,383	11,898	11,246	12,377	13,470	12,550	13,698	13,674	14,609	14,617	15,167	16,259	15,542	16,311	15,586	16,274	15,937	15,696	15,974	15,344	14,787	14,626	14,370	14,626	13,945	12,202	12,722	12,883	12,283	12,026	11,580	10,847	10,239	11,719	12,363	12,524	12,035	11,780		11,342	11,152	11,284	11,422	10,671	11,174	10,773	10,532	10,101	9,656	10,178	9,917	10,890	10,861	10,926	10,694	10,904	10,970	10,970	10,941	11,427	10,991	10,815	10,686	10,549	10,363	10,449	10,212	10,219	9,996	9,651	9,349	9,313	9,127	8,911	9,171	9,369	9,228	9,228	8,876	9,354	9,369	9,214	8,700	9,045	9,573	9,783	10,014	9,433	9,783	10,511	10,287	10,497	10,511	10,105	10,315	9,769	9,671	10,028	10,007	10,000
C000023779
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,853,393	1,828,275	1,753,396	1,717,344	1,744,383	1,660,492	1,702,784	1,654,946	1,628,600	1,652,172	1,540,954	1,403,614	1,466,104	1,556,061	1,648,079	1,631,598	1,576,662	1,614,431	1,572,542	1,508,679	1,550,568	1,429,709	1,466,388	1,301,595	1,229,247	1,352,507	1,470,407	1,369,254	1,492,514	1,488,494	1,589,648	1,588,308	1,647,258	1,764,489	1,685,885	1,767,004	1,687,143	1,760,716	1,722,357	1,694,677	1,723,605	1,653,797	1,592,797	1,574,565	1,545,658	1,571,440	1,496,781	1,308,897	1,363,376	1,379,648	1,314,510	1,285,707	1,236,857	1,157,313	1,091,563	1,248,117	1,316,372	1,332,668	1,278,747	1,250,880		1,203,193	1,182,149	1,195,164	1,209,413	1,128,285	1,180,300	1,136,957	1,110,338	1,064,519	1,016,841	1,070,568	1,042,481	1,143,244	1,138,975	1,145,089	1,119,447	1,140,209	1,146,305	1,145,091	1,140,820	1,190,296	1,143,888	1,124,827	1,110,420	1,095,397	1,074,977	1,082,787	1,056,966	1,056,375	1,032,945	996,316	963,891	960,289	939,866	916,414	942,586	961,782	946,665	944,927	908,300	956,569	957,156	940,291	886,789	921,102	974,027	994,559	1,016,870	957,355	991,112	1,064,367	1,040,323	1,060,343	1,060,923	1,019,154	1,038,618	983,115	971,667	1,005,662	1,002,827	1,000,000
C000211925
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 9,290,123	9,164,722	8,785,036	8,607,384	8,739,752	8,321,749	8,530,750	8,290,398	8,161,514	8,279,948	7,718,642	7,032,617	7,346,327	7,794,484	8,256,431	8,173,694	7,897,905	8,087,510	7,877,221	7,556,616	7,766,905	7,160,170	7,341,983	6,518,740	6,159,202	6,770,753	7,365,505	6,854,758	7,476,390	7,452,869	7,960,256	7,953,535	8,249,231	8,833,901	8,439,842	8,849,543	8,446,145	8,814,876	8,622,631	8,483,963	8,628,934	8,279,113	7,970,261	7,878,866	7,737,047	7,866,260	7,490,932	6,550,254	6,823,051	6,904,576	6,578,475	6,434,237	6,189,661	5,791,441	5,462,203	6,246,102	6,584,746	6,666,271	6,397,581	6,255,138		6,019,796	5,911,415	5,976,443	6,047,665	5,642,010	5,905,222	5,685,363	5,552,209	5,323,060	5,084,622	5,353,228	5,212,755	5,716,624	5,695,248	5,725,786	5,597,528	5,701,356	5,731,893	5,725,786	5,704,409	5,951,763	5,719,678	5,624,376	5,552,307	5,477,236	5,375,138	5,414,175	5,285,052	5,282,049	5,164,937	4,981,762	4,819,607	4,801,590	4,699,492	4,582,258	4,713,097	4,809,045	4,733,449	4,724,727	4,541,553	4,782,877	4,785,785	4,701,466	4,433,974	4,605,518	4,870,103	4,972,719	5,084,305	4,786,743	4,955,552	5,321,782	5,201,613	5,301,754	5,304,615	5,095,749	5,193,029	4,915,495	4,858,272	5,028,281	5,014,140	5,000,000
C000047589
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 15,959	15,699	15,327	14,306	14,669	14,095	14,677	14,390	14,196	14,753	13,624	12,251	12,900	13,732	14,389	13,948	13,565	14,048	13,723	13,615	14,031	13,091	13,355	11,780	11,241	12,435	13,562	12,302	13,803	13,877	15,112	15,635	16,232	17,898	17,121	17,961	17,383	18,200	17,676	16,989	17,282	16,866	15,987	15,609	15,447	15,755	14,758	13,401	13,815	13,738	12,963	12,503	12,349	11,329	10,286	12,418	13,492	13,853	13,242	12,711		12,272	11,991	12,188	12,522	11,854	12,514	12,150	12,059	11,756	11,012	11,763	11,815	13,162	13,099	13,162	13,002	13,267	13,281	13,204	13,169	13,706	12,925	12,715	12,381	12,230	11,812	11,772	11,282	11,223	10,746	10,196	9,850	9,647	9,372	9,201	9,401	9,563	9,427	9,291	8,877	9,550	9,453	9,337	8,612	8,690	9,311	9,402	9,545	9,066	9,284	9,868	9,924	10,154	10,073	9,682	9,713	9,165	9,147	9,319	9,371	9,475
C000047591
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 15,804	15,326	14,975	13,993	14,352	13,797	14,377	14,104	13,925	14,471	13,376	12,037	12,681	13,512	14,164	13,740	13,376	13,859	13,537	13,444	13,868	12,944	13,206	11,664	11,130	12,325	13,452	12,215	13,707	13,791	15,029	15,554	16,156	17,826	17,062	17,919	17,348	18,173	17,665	16,991	17,292	16,880	16,015	15,651	15,492	15,817	14,818	13,469	13,890	13,826	13,049	12,597	12,454	11,431	10,384	12,550	13,636	14,017	13,402	12,872		12,438	12,161	12,367	12,714	12,043	12,722	12,359	12,280	11,971	11,229	11,995	12,055	13,445	13,379	13,452	13,299	13,577	13,599	13,526	13,496	14,059	13,269	13,057	12,726	12,574	12,155	12,121	11,626	11,564	11,082	10,519	10,175	9,962	9,694	9,522	9,735	9,914	9,777	9,653	9,227	9,928	9,839	9,729	8,980	9,069	9,722	9,830	9,983	9,491	9,724	10,349	10,415	10,661	10,581	10,176	10,216	9,651	9,637	9,826	9,888	10,000
C000047592
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,736,479	1,707,333	1,665,989	1,555,111	1,594,576	1,531,620	1,594,576	1,562,628	1,541,956	1,601,153	1,478,842	1,329,296	1,399,453	1,489,919	1,560,999	1,512,074	1,471,457	1,523,151	1,487,150	1,475,149	1,519,459	1,417,915	1,445,914	1,275,267	1,216,549	1,345,911	1,467,015	1,331,232	1,492,704	1,500,961	1,633,993	1,689,958	1,754,180	1,934,002	1,848,726	1,939,675	1,876,775	1,964,324	1,908,225	1,833,414	1,864,857	1,818,957	1,723,747	1,682,950	1,665,116	1,698,267	1,589,586	1,443,703	1,487,563	1,479,118	1,395,632	1,345,871	1,329,001	1,218,535	1,106,372	1,335,748	1,450,422	1,489,216	1,423,890	1,365,678		1,319,096	1,288,318	1,309,119	1,344,881	1,272,531	1,343,217	1,303,299	1,294,157	1,260,889	1,181,036	1,260,882	1,266,162	1,410,901	1,403,278	1,410,131	1,392,599	1,420,794	1,421,544	1,413,174	1,408,610	1,466,510	1,382,720	1,359,875	1,323,963	1,306,930	1,262,239	1,257,281	1,204,772	1,197,671	1,145,867	1,086,980	1,050,078	1,027,370	998,283	979,786	1,000,757	1,017,534	1,003,556	989,585	944,864	1,015,452	1,005,663	993,083	915,508	923,198	988,897	998,196	1,012,899	961,418	984,814	1,046,319	1,051,664	1,075,065	1,066,372	1,024,255	1,027,595	969,422	966,752	984,566	989,507	1,000,000
C000211125
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 8,718,383	8,572,054	8,364,361	7,807,366	8,000,898	7,684,638	8,000,898	7,840,408	7,736,562	8,033,940	7,415,361	6,669,190	7,021,420	7,470,976	7,827,840	7,582,207	7,378,284	7,637,822	7,457,072	7,396,822	7,619,283	7,104,843	7,247,023	6,396,325	6,097,431	6,745,801	7,352,785	6,667,629	7,476,941	7,518,326	8,185,089	8,465,589	8,787,475	9,684,156	9,259,795	9,715,334	9,396,031	9,838,798	9,553,554	9,178,905	9,336,428	9,106,529	8,629,703	8,425,349	8,331,687	8,497,724	7,959,382	7,225,059	7,444,512	7,402,309	6,980,285	6,731,290	6,651,106	6,098,254	5,536,961	6,680,648	7,254,601	7,448,732	7,119,559	6,828,456		6,595,573	6,441,704	6,545,669	6,724,490	6,362,690	6,716,173	6,516,559	6,466,656	6,304,469	5,905,242	6,304,469	6,330,741	7,054,472	7,016,381	7,050,663	6,963,053	7,103,990	7,107,799	7,065,899	7,043,044	7,332,537	6,913,535	6,799,261	6,619,756	6,534,614	6,311,118	6,286,285	6,023,765	5,988,290	5,729,317	5,434,869	5,250,396	5,136,874	4,991,424	4,898,946	5,003,773	5,087,635	5,017,750	4,947,865	4,724,233	5,077,153	5,028,233	4,965,336	4,577,474	4,615,911	4,944,371	4,990,834	5,064,377	4,806,979	4,923,978	5,231,518	5,258,260	5,375,259	5,331,802	5,121,204	5,137,919	4,847,093	4,833,722	4,922,792	4,947,498	5,000,000
C000023780
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 18,344	18,182	17,647	16,901	17,013	16,563	17,530	16,924	16,215	16,403	15,600	14,178	14,830	15,788	16,290	15,886	15,032	15,534	15,506	15,469	15,868	14,722	15,304	14,445	13,474	14,778	15,623	14,286	15,571	15,797	17,078	16,740	16,702	18,322	17,425	17,995	17,288	18,177	17,760	17,607	17,499	17,437	16,754	16,423	15,683	15,977	15,289	13,964	13,928	14,145	13,599	12,865	12,705	12,131	10,938	13,156	14,374	14,308	14,016	13,514		13,495	13,456	13,639	13,242	12,479	13,067	12,569	12,464	11,880	10,958	12,108	11,705	12,664	12,679	12,348	12,043	11,926	11,581	11,486	11,399	11,842	11,457	11,351	11,110	11,008	10,737	10,886	10,787	10,760	10,628	10,553	10,596	10,332	10,256	10,083	9,558	9,732	9,847	9,817	9,571	9,660	9,558	9,893	9,224	9,184	9,640	10,171	10,343	9,939	10,153	10,888	10,858	10,811	10,697	10,861	10,700	9,844	10,010	9,995	9,844	9,475
C000023782
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 18,226	17,804	17,295	16,572	16,694	16,260	17,219	16,641	15,949	16,146	15,363	13,971	14,625	15,576	16,086	15,698	14,861	15,363	15,348	15,325	15,728	14,595	15,188	14,344	13,386	14,694	15,538	14,222	15,508	15,743	17,036	16,702	16,679	18,306	17,415	17,999	17,302	18,207	17,798	17,654	17,559	17,509	16,830	16,510	15,774	16,082	15,395	14,068	14,043	14,273	13,733	13,001	12,846	12,269	11,066	13,324	14,564	14,509	14,221	13,720		13,714	13,680	13,875	13,478	12,707	13,317	12,816	12,718	12,132	11,193	12,377	11,971	12,966	12,987	12,655	12,350	12,240	11,893	11,803	11,724	12,187	11,793	11,691	11,450	11,353	11,085	11,242	11,150	11,127	10,997	10,928	10,974	10,710	10,636	10,462	9,926	10,111	10,235	10,212	9,967	10,064	9,963	10,319	9,630	9,593	10,073	10,636	10,823	10,409	10,640	11,416	11,396	11,355	11,242	11,420	11,262	10,364	10,547	10,538	10,383	10,000
C000023783
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 2,001,110	1,982,896	1,924,306	1,842,863	1,854,498	1,805,050	1,910,178	1,843,694	1,766,406	1,786,351	1,698,473	1,543,312	1,614,255	1,717,557	1,771,905	1,727,929	1,634,583	1,688,931	1,685,197	1,681,048	1,724,195	1,598,904	1,662,370	1,568,407	1,462,853	1,604,005	1,695,071	1,549,780	1,688,862	1,712,871	1,851,953	1,814,285	1,810,146	1,985,655	1,887,888	1,948,956	1,872,249	1,968,319	1,922,518	1,905,360	1,893,414	1,886,382	1,811,888	1,775,749	1,695,285	1,726,936	1,652,296	1,508,754	1,504,316	1,527,916	1,468,489	1,389,184	1,371,494	1,309,132	1,179,972	1,419,068	1,550,044	1,542,647	1,510,732	1,456,110		1,454,021	1,449,442	1,468,834	1,425,477	1,343,338	1,406,414	1,352,486	1,340,860	1,278,098	1,178,356	1,301,594	1,257,759	1,360,724	1,361,734	1,326,187	1,292,981	1,279,686	1,242,479	1,231,872	1,222,551	1,269,735	1,227,567	1,215,495	1,189,293	1,178,322	1,149,096	1,164,615	1,153,662	1,150,314	1,136,024	1,127,504	1,131,784	1,103,459	1,094,645	1,075,978	1,019,835	1,037,938	1,050,020	1,046,386	1,020,105	1,029,166	1,017,687	1,052,999	981,443	976,925	1,024,616	1,081,076	1,098,816	1,055,282	1,077,471	1,154,867	1,151,241	1,145,704	1,132,938	1,149,838	1,132,088	1,041,122	1,058,317	1,056,324	1,039,573	1,000,000
EATON VANCE Index: MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 13,258	13,908	13,687	13,647	13,129	13,055	12,997	12,683	12,107	12,696	12,219	11,313	11,770	12,087	12,880	12,125	11,682	11,881	12,017	11,664	12,473	11,560	11,725	10,210	10,538	11,937	11,887	11,917	12,765	12,709	13,458	13,769	14,193	14,467	14,200	14,803	14,659	15,266	14,876	15,950	15,922	15,561	15,183	15,416	15,299	14,844	13,827	12,657	12,401	12,603	12,331	11,319	10,544	10,464	9,586	11,331	11,962	12,547	11,676		10,000
EATON VANCE Index: MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 1,325,807	1,390,823	1,368,725	1,364,663	1,312,879	1,305,505	1,299,690	1,268,263	1,210,668	1,269,621	1,221,854	1,131,315	1,177,049	1,208,658	1,287,999	1,212,518	1,168,163	1,188,119	1,201,738	1,166,411	1,247,288	1,156,008	1,172,488	1,021,048	1,053,766	1,193,707	1,188,744	1,191,671	1,276,494	1,270,898	1,345,758	1,376,855	1,419,278	1,446,662	1,420,017	1,480,346	1,465,888	1,526,554	1,487,616	1,594,954	1,592,210	1,556,123	1,518,320	1,541,602	1,529,900	1,484,392	1,382,742	1,265,682	1,240,132	1,260,347	1,233,090	1,131,938	1,054,428	1,046,391	958,608	1,133,136	1,196,217	1,254,704	1,167,595		1,000,000
EATON VANCE Index: MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 14,837	13,908	13,687	13,647	13,129	13,055	12,997	12,683	12,107	12,696	12,219	11,313	11,770	12,087	12,880	12,125	11,682	11,881	12,017	11,664	12,473	11,560	11,725	10,210	10,538	11,937	11,887	11,917	12,765	12,709	13,458	13,769	14,193	14,467	14,200	14,803	14,659	15,266	14,876	15,950	15,922	15,561	15,183	15,416	15,299	14,844	13,827	12,657	12,401	12,603	12,331	11,319	10,544	10,464	9,586	11,331	11,962	12,547	11,676	11,692		11,219	11,009	11,573	11,716	11,028	11,891	11,646	11,549	11,523	10,595	10,884	10,453	11,450	11,511	11,831	11,577	12,078	12,522	12,578	12,816	13,436	12,402	11,972	11,948	11,544	11,590	11,337	10,699	10,592	10,288	10,068	9,820	9,528	9,034	9,014	9,449	9,426	9,307	9,081	8,646	8,314	8,636	8,589	7,585	7,598	8,125	8,310	8,648	8,072	8,322	9,150	9,831	10,093	10,514	9,763	9,904	9,607	9,550	10,011	10,118	10,000
EATON VANCE Index: MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 14,837	13,908	13,687	13,647	13,129	13,055	12,997	12,683	12,107	12,696	12,219	11,313	11,770	12,087	12,880	12,125	11,682	11,881	12,017	11,664	12,473	11,560	11,725	10,210	10,538	11,937	11,887	11,917	12,765	12,709	13,458	13,769	14,193	14,467	14,200	14,803	14,659	15,266	14,876	15,950	15,922	15,561	15,183	15,416	15,299	14,844	13,827	12,657	12,401	12,603	12,331	11,319	10,544	10,464	9,586	11,331	11,962	12,547	11,676	11,692		11,219	11,009	11,573	11,716	11,028	11,891	11,646	11,549	11,523	10,595	10,884	10,453	11,450	11,511	11,831	11,577	12,078	12,522	12,578	12,816	13,436	12,402	11,972	11,948	11,544	11,590	11,337	10,699	10,592	10,288	10,068	9,820	9,528	9,034	9,014	9,449	9,426	9,307	9,081	8,646	8,314	8,636	8,589	7,585	7,598	8,125	8,310	8,648	8,072	8,322	9,150	9,831	10,093	10,514	9,763	9,904	9,607	9,550	10,011	10,118	10,000
EATON VANCE Index: MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 1,483,696	1,390,823	1,368,725	1,364,663	1,312,879	1,305,505	1,299,690	1,268,263	1,210,668	1,269,621	1,221,854	1,131,315	1,177,049	1,208,658	1,287,999	1,212,518	1,168,163	1,188,119	1,201,738	1,166,411	1,247,288	1,156,008	1,172,488	1,021,048	1,053,766	1,193,707	1,188,744	1,191,671	1,276,494	1,270,898	1,345,758	1,376,855	1,419,278	1,446,662	1,420,017	1,480,346	1,465,888	1,526,554	1,487,616	1,594,954	1,592,210	1,556,123	1,518,320	1,541,602	1,529,900	1,484,392	1,382,742	1,265,682	1,240,132	1,260,347	1,233,090	1,131,938	1,054,428	1,046,391	958,608	1,133,136	1,196,217	1,254,704	1,167,595	1,169,204		1,121,897	1,100,882	1,157,308	1,171,635	1,102,808	1,189,090	1,164,573	1,154,880	1,152,290	1,059,521	1,088,353	1,045,277	1,144,985	1,151,095	1,183,084	1,157,654	1,207,836	1,252,206	1,257,771	1,281,600	1,343,565	1,240,199	1,197,222	1,194,824	1,154,357	1,158,965	1,133,678	1,069,902	1,059,239	1,028,822	1,006,781	981,992	952,824	903,388	901,398	944,892	942,644	930,677	908,109	864,600	831,373	863,586	858,918	758,542	759,785	812,495	831,020	864,752	807,173	832,209	914,965	983,113	1,009,327	1,051,433	976,338	990,422	960,677	954,953	1,001,089	1,011,791	1,000,000
EATON VANCE Index: MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 7,418,478	6,954,117	6,843,623	6,823,317	6,564,394	6,527,525	6,498,449	6,341,314	6,053,342	6,348,107	6,109,270	5,656,574	5,885,244	6,043,290	6,439,995	6,062,590	5,840,815	5,940,595	6,008,690	5,832,053	6,236,438	5,780,038	5,862,438	5,105,241	5,268,829	5,968,534	5,943,720	5,958,357	6,382,470	6,354,492	6,728,790	6,884,276	7,096,388	7,233,308	7,100,085	7,401,730	7,329,441	7,632,772	7,438,079	7,974,768	7,961,048	7,780,613	7,591,599	7,708,010	7,649,502	7,421,961	6,913,710	6,328,411	6,200,659	6,301,735	6,165,450	5,659,690	5,272,140	5,231,955	4,793,038	5,665,682	5,981,083	6,273,521	5,837,977	5,846,021		5,609,487	5,504,409	5,786,542	5,858,175	5,514,038	5,945,448	5,822,866	5,774,402	5,761,449	5,297,604	5,441,763	5,226,385	5,724,927	5,755,473	5,915,421	5,788,269	6,039,178	6,261,032	6,288,855	6,408,002	6,717,823	6,200,996	5,986,112	5,974,120	5,771,785	5,794,827	5,668,391	5,349,509	5,296,195	5,144,112	5,033,903	4,909,959	4,764,120	4,516,940	4,506,988	4,724,459	4,713,221	4,653,385	4,540,543	4,323,002	4,156,864	4,317,931	4,294,591	3,792,711	3,798,927	4,062,477	4,155,101	4,323,761	4,035,867	4,161,047	4,574,826	4,915,567	5,046,636	5,257,167	4,881,691	4,952,112	4,803,386	4,774,764	5,005,444	5,058,954	5,000,000
EATON VANCE Index: MSCI EAFE nf
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 17,419	17,259	16,716	16,239	16,506	15,890	16,308	15,789	15,505	15,416	14,638	13,395	13,961	14,455	15,031	14,560	13,926	14,541	14,142	13,800	14,094	13,038	13,028	11,709	11,111	12,258	12,869	12,259	13,512	13,412	14,339	14,248	14,504	15,241	14,498	15,206	14,841	15,285	15,020	14,908	15,077	14,601	14,175	13,856	13,552	13,698	13,089	11,333	11,804	12,119	11,526	11,264	10,893	10,438	9,805	11,315	12,440	12,705	12,305	12,168		11,746	11,419	11,722	11,873	11,208	11,774	11,452	11,380	11,097	10,413	10,944	10,958	11,905	11,803	12,035	11,746	11,891	12,165	11,893	12,112	12,684	12,078	11,887	11,764	11,588	11,307	11,311	10,994	11,013	10,623	10,360	10,082	9,940	9,660	9,341	9,530	9,729	9,611	9,605	9,141	9,459	9,545	9,277	8,710	8,873	9,564	9,695	9,848	9,134	9,623	10,387	10,176	10,472	10,526	10,113	10,269	9,690	9,643	9,989	9,855	10,000
EATON VANCE Index: MSCI EAFE nf
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 17,419	17,259	16,716	16,239	16,506	15,890	16,308	15,789	15,505	15,416	14,638	13,395	13,961	14,455	15,031	14,560	13,926	14,541	14,142	13,800	14,094	13,038	13,028	11,709	11,111	12,258	12,869	12,259	13,512	13,412	14,339	14,248	14,504	15,241	14,498	15,206	14,841	15,285	15,020	14,908	15,077	14,601	14,175	13,856	13,552	13,698	13,089	11,333	11,804	12,119	11,526	11,264	10,893	10,438	9,805	11,315	12,440	12,705	12,305	12,168		11,746	11,419	11,722	11,873	11,208	11,774	11,452	11,380	11,097	10,413	10,944	10,958	11,905	11,803	12,035	11,746	11,891	12,165	11,893	12,112	12,684	12,078	11,887	11,764	11,588	11,307	11,311	10,994	11,013	10,623	10,360	10,082	9,940	9,660	9,341	9,530	9,729	9,611	9,605	9,141	9,459	9,545	9,277	8,710	8,873	9,564	9,695	9,848	9,134	9,623	10,387	10,176	10,472	10,526	10,113	10,269	9,690	9,643	9,989	9,855	10,000
EATON VANCE Index: MSCI EAFE nf
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 1,741,869	1,725,931	1,671,578	1,623,937	1,650,584	1,589,032	1,630,795	1,578,867	1,550,486	1,541,614	1,463,842	1,339,511	1,396,112	1,445,487	1,503,073	1,455,963	1,392,587	1,454,123	1,414,196	1,379,994	1,409,404	1,303,824	1,302,777	1,170,892	1,111,141	1,225,812	1,286,935	1,225,851	1,351,228	1,341,173	1,433,942	1,424,784	1,450,430	1,524,079	1,449,842	1,520,617	1,484,115	1,528,472	1,501,979	1,490,754	1,507,722	1,460,106	1,417,456	1,385,596	1,355,200	1,369,794	1,308,934	1,133,263	1,180,394	1,211,883	1,152,626	1,126,371	1,089,282	1,043,828	980,486	1,131,507	1,243,957	1,270,495	1,230,504	1,216,787		1,174,585	1,141,864	1,172,232	1,187,307	1,120,814	1,177,358	1,145,161	1,137,985	1,109,698	1,041,266	1,094,392	1,095,772	1,190,529	1,180,286	1,203,529	1,174,615	1,189,143	1,216,487	1,189,332	1,211,161	1,268,412	1,207,828	1,188,748	1,176,408	1,158,812	1,130,680	1,131,106	1,099,393	1,101,341	1,062,349	1,035,988	1,008,233	994,019	965,997	934,058	953,039	972,940	961,133	960,451	914,123	945,873	954,545	927,687	871,012	887,268	956,431	969,494	984,815	913,414	962,274	1,038,682	1,017,555	1,047,226	1,052,614	1,011,323	1,026,923	968,996	964,282	998,885	985,480	1,000,000
EATON VANCE Index: MSCI EAFE nf
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 8,709,344	8,629,654	8,357,888	8,119,684	8,252,918	7,945,162	8,153,976	7,894,334	7,752,430	7,708,071	7,319,209	6,697,556	6,980,561	7,227,433	7,515,365	7,279,815	6,962,935	7,270,614	7,070,980	6,899,971	7,047,018	6,519,118	6,513,884	5,854,462	5,555,706	6,129,061	6,434,673	6,129,253	6,756,139	6,705,866	7,169,709	7,123,920	7,252,149	7,620,396	7,249,209	7,603,085	7,420,573	7,642,362	7,509,893	7,453,770	7,538,608	7,300,531	7,087,278	6,927,981	6,776,000	6,848,969	6,544,668	5,666,313	5,901,972	6,059,416	5,763,129	5,631,856	5,446,408	5,219,142	4,902,432	5,657,533	6,219,787	6,352,477	6,152,522	6,083,936		5,872,927	5,709,321	5,861,160	5,936,535	5,604,071	5,886,789	5,725,806	5,689,927	5,548,489	5,206,328	5,471,958	5,478,862	5,952,645	5,901,428	6,017,644	5,873,076	5,945,716	6,082,437	5,946,659	6,055,807	6,342,062	6,039,142	5,943,738	5,882,040	5,794,059	5,653,399	5,655,530	5,496,966	5,506,705	5,311,743	5,179,940	5,041,163	4,970,093	4,829,987	4,670,289	4,765,193	4,864,699	4,805,665	4,802,255	4,570,613	4,729,366	4,772,723	4,638,435	4,355,062	4,436,339	4,782,156	4,847,471	4,924,074	4,567,069	4,811,369	5,193,412	5,087,773	5,236,131	5,263,072	5,056,615	5,134,616	4,844,979	4,821,409	4,994,423	4,927,402	5,000,000
EATON VANCE Index: MSCI EAFE
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 17,419	17,259	16,716	16,239	16,506	15,890	16,308	15,789	15,505	15,416	14,638	13,395	13,961	14,455	15,031	14,560	13,926	14,541	14,142	13,800	14,094	13,038	13,028	11,709	11,111	12,258	12,869	12,259	13,512	13,412	14,339	14,248	14,504	15,241	14,498	15,206	14,841	15,285	15,020	14,908	15,077	14,601	14,175	13,856	13,552	13,698	13,089	11,333	11,804	12,119	11,526	11,264	10,893	10,438	9,805	11,315	12,440	12,705	12,305	12,168		11,746	11,419	11,722	11,873	11,208	11,774	11,452	11,380	11,097	10,413	10,944	10,958	11,905	11,803	12,035	11,746	11,891	12,165	11,893	12,112	12,684	12,078	11,887	11,764	11,588	11,307	11,311	10,994	11,013	10,623	10,360	10,082	9,940	9,660	9,341	9,530	9,729	9,611	9,605	9,141	9,459	9,545	9,277	8,710	8,873	9,564	9,695	9,848	9,134	9,623	10,387	10,176	10,472	10,526	10,113	10,269	9,690	9,643	9,989	9,855	10,000
EATON VANCE Index: MSCI EAFE
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 17,419	17,259	16,716	16,239	16,506	15,890	16,308	15,789	15,505	15,416	14,638	13,395	13,961	14,455	15,031	14,560	13,926	14,541	14,142	13,800	14,094	13,038	13,028	11,709	11,111	12,258	12,869	12,259	13,512	13,412	14,339	14,248	14,504	15,241	14,498	15,206	14,841	15,285	15,020	14,908	15,077	14,601	14,175	13,856	13,552	13,698	13,089	11,333	11,804	12,119	11,526	11,264	10,893	10,438	9,805	11,315	12,440	12,705	12,305	12,168		11,746	11,419	11,722	11,873	11,208	11,774	11,452	11,380	11,097	10,413	10,944	10,958	11,905	11,803	12,035	11,746	11,891	12,165	11,893	12,112	12,684	12,078	11,887	11,764	11,588	11,307	11,311	10,994	11,013	10,623	10,360	10,082	9,940	9,660	9,341	9,530	9,729	9,611	9,605	9,141	9,459	9,545	9,277	8,710	8,873	9,564	9,695	9,848	9,134	9,623	10,387	10,176	10,472	10,526	10,113	10,269	9,690	9,643	9,989	9,855	10,000
EATON VANCE Index: MSCI EAFE
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 1,741,869	1,725,931	1,671,578	1,623,937	1,650,584	1,589,032	1,630,795	1,578,867	1,550,486	1,541,614	1,463,842	1,339,511	1,396,112	1,445,487	1,503,073	1,455,963	1,392,587	1,454,123	1,414,196	1,379,994	1,409,404	1,303,824	1,302,777	1,170,892	1,111,141	1,225,812	1,286,935	1,225,851	1,351,228	1,341,173	1,433,942	1,424,784	1,450,430	1,524,079	1,449,842	1,520,617	1,484,115	1,528,472	1,501,979	1,490,754	1,507,722	1,460,106	1,417,456	1,385,596	1,355,200	1,369,794	1,308,934	1,133,263	1,180,394	1,211,883	1,152,626	1,126,371	1,089,282	1,043,828	980,486	1,131,507	1,243,957	1,270,495	1,230,504	1,216,787		1,174,585	1,141,864	1,172,232	1,187,307	1,120,814	1,177,358	1,145,161	1,137,985	1,109,698	1,041,266	1,094,392	1,095,772	1,190,529	1,180,286	1,203,529	1,174,615	1,189,143	1,216,487	1,189,332	1,211,161	1,268,412	1,207,828	1,188,748	1,176,408	1,158,812	1,130,680	1,131,106	1,099,393	1,101,341	1,062,349	1,035,988	1,008,233	994,019	965,997	934,058	953,039	972,940	961,133	960,451	914,123	945,873	954,545	927,687	871,012	887,268	956,431	969,494	984,815	913,414	962,274	1,038,682	1,017,555	1,047,226	1,052,614	1,011,323	1,026,923	968,996	964,282	998,885	985,480	1,000,000
EATON VANCE Index: MSCI EAFE
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 8,709,344	8,629,654	8,357,888	8,119,684	8,252,918	7,945,162	8,153,976	7,894,334	7,752,430	7,708,071	7,319,209	6,697,556	6,980,561	7,227,433	7,515,365	7,279,815	6,962,935	7,270,614	7,070,980	6,899,971	7,047,018	6,519,118	6,513,884	5,854,462	5,555,706	6,129,061	6,434,673	6,129,253	6,756,139	6,705,866	7,169,709	7,123,920	7,252,149	7,620,396	7,249,209	7,603,085	7,420,573	7,642,362	7,509,893	7,453,770	7,538,608	7,300,531	7,087,278	6,927,981	6,776,000	6,848,969	6,544,668	5,666,313	5,901,972	6,059,416	5,763,129	5,631,856	5,446,408	5,219,142	4,902,432	5,657,533	6,219,787	6,352,477	6,152,522	6,083,936		5,872,927	5,709,321	5,861,160	5,936,535	5,604,071	5,886,789	5,725,806	5,689,927	5,548,488	5,206,328	5,471,958	5,478,862	5,952,645	5,901,428	6,017,644	5,873,076	5,945,716	6,082,437	5,946,659	6,055,807	6,342,062	6,039,142	5,943,738	5,882,040	5,794,059	5,653,399	5,655,530	5,496,966	5,506,705	5,311,743	5,179,940	5,041,163	4,970,093	4,829,987	4,670,289	4,765,193	4,864,699	4,805,665	4,802,255	4,570,613	4,729,366	4,772,723	4,638,435	4,355,062	4,436,339	4,782,156	4,847,471	4,924,074	4,567,069	4,811,369	5,193,412	5,087,773	5,236,131	5,263,072	5,056,615	5,134,616	4,844,979	4,821,409	4,994,423	4,927,402	5,000,000
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,432	32,754	32,056	31,471	30,526	29,149	30,491	29,538	28,021	27,714	26,318	24,073	24,729	25,966	26,477	25,560	23,927	23,834	23,583	22,968	23,518	22,003	23,371	22,212	20,528	22,627	23,504	21,488	23,450	23,481	25,796	24,986	25,631	27,234	26,202	26,607	24,921	26,092	25,369	24,947	24,346	24,236	23,048	22,250	21,576	21,672	20,739	18,490	18,898	19,612	18,287	17,304	16,918	16,059	14,181	16,442	17,908	17,928	17,424	16,786		16,433	16,149	16,485	16,244	15,178	16,228	15,605	15,380	14,858	13,683	15,087	14,791	15,967	15,940	15,400	14,905	14,808	14,402	14,347	14,641	15,201	14,440	14,297	13,876	13,579	13,256	13,231	12,986	12,870	12,739	12,606	12,597	12,145	11,921	11,693	11,192	11,440	11,422	11,393	10,958	10,935	10,743	10,677	9,975	9,978	10,574	10,796	10,736	9,951	10,249	10,908	10,728	10,911	10,762	10,713	10,824	10,231	10,524	10,524	10,275	10,000
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,432	32,754	32,056	31,471	30,526	29,149	30,491	29,538	28,021	27,714	26,318	24,073	24,729	25,966	26,477	25,560	23,927	23,834	23,583	22,968	23,518	22,003	23,371	22,212	20,528	22,627	23,504	21,488	23,450	23,481	25,796	24,986	25,631	27,234	26,202	26,607	24,921	26,092	25,369	24,947	24,346	24,236	23,048	22,250	21,576	21,672	20,739	18,490	18,898	19,612	18,287	17,304	16,918	16,059	14,181	16,442	17,908	17,928	17,424	16,786		16,433	16,149	16,485	16,244	15,178	16,228	15,605	15,380	14,858	13,683	15,087	14,791	15,967	15,940	15,400	14,905	14,808	14,402	14,347	14,641	15,201	14,440	14,297	13,876	13,579	13,256	13,231	12,986	12,870	12,739	12,606	12,597	12,145	11,921	11,693	11,192	11,440	11,422	11,393	10,958	10,935	10,743	10,677	9,975	9,978	10,574	10,796	10,736	9,951	10,249	10,908	10,728	10,911	10,762	10,713	10,824	10,231	10,524	10,524	10,275	10,000
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 3,343,175	3,275,420	3,205,637	3,147,135	3,052,634	2,914,913	3,049,077	2,953,796	2,802,116	2,771,401	2,631,805	2,407,326	2,472,879	2,596,564	2,647,674	2,556,048	2,392,664	2,383,391	2,358,265	2,296,849	2,351,818	2,200,278	2,337,125	2,221,188	2,052,842	2,262,656	2,350,370	2,148,777	2,344,952	2,348,100	2,579,600	2,498,556	2,563,119	2,723,350	2,620,172	2,660,670	2,492,141	2,609,210	2,536,865	2,494,678	2,434,642	2,423,579	2,304,770	2,225,019	2,157,579	2,167,218	2,073,917	1,848,982	1,889,770	1,961,178	1,828,699	1,730,439	1,691,762	1,605,882	1,418,072	1,644,176	1,790,794	1,792,752	1,742,441	1,678,633		1,643,259	1,614,916	1,648,522	1,624,375	1,517,772	1,622,785	1,560,473	1,538,015	1,485,762	1,368,314	1,508,731	1,479,106	1,596,674	1,594,035	1,539,955	1,490,492	1,480,808	1,440,152	1,434,699	1,464,089	1,520,120	1,444,006	1,429,716	1,387,582	1,357,949	1,325,620	1,323,070	1,298,586	1,286,971	1,273,934	1,260,572	1,259,715	1,214,544	1,192,107	1,169,290	1,119,203	1,143,953	1,142,158	1,139,252	1,095,764	1,093,516	1,074,296	1,067,679	997,453	997,774	1,057,440	1,079,600	1,073,648	995,053	1,024,919	1,090,768	1,072,825	1,091,079	1,076,194	1,071,348	1,082,351	1,023,112	1,052,402	1,052,414	1,027,513	1,000,000
EATON VANCE Index: Calvert Emerging Markets Responsible Index-USD
Account Value [Line Items]
Line Graph and Table Measure Name	Calvert Emerging Markets Responsible Index
Account Value	$ 13,627	12,766	12,470	12,486	12,004	11,875	11,961	11,646	11,146	11,774	11,304	10,336	10,732	11,037	11,776	11,124	10,680	10,760	10,841	10,616	11,293	10,503	10,671	9,252	9,452	10,672	10,607	10,520	11,479	11,373	12,088	12,248	12,603	12,893	12,696	13,226	13,170	13,821	13,435	14,459	14,398	14,141	13,733	14,002	13,863	13,426	12,565	11,494	11,231	11,389	11,120	10,192	9,439	9,348	8,529	10,152	10,667	11,153	10,405		10,000
EATON VANCE Index: Calvert Emerging Markets Responsible Index-USD
Account Value [Line Items]
Line Graph and Table Measure Name	Calvert Emerging Markets Responsible Index
Account Value	$ 1,362,750	1,276,608	1,247,015	1,248,573	1,200,443	1,187,512	1,196,051	1,164,620	1,114,570	1,177,352	1,130,363	1,033,588	1,073,205	1,103,749	1,177,642	1,112,442	1,068,007	1,075,958	1,084,099	1,061,596	1,129,285	1,050,349	1,067,075	925,212	945,207	1,067,201	1,060,700	1,051,988	1,147,913	1,137,318	1,208,783	1,224,775	1,260,272	1,289,331	1,269,581	1,322,646	1,317,005	1,382,068	1,343,501	1,445,864	1,439,842	1,414,052	1,373,293	1,400,170	1,386,342	1,342,632	1,256,496	1,149,434	1,123,137	1,138,875	1,112,044	1,019,217	943,894	934,757	852,868	1,015,169	1,066,749	1,115,295	1,040,479		$ 1,000,000
EATON VANCE Index: MSCI EAFE Small/Mid Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE SMID Cap Index
Account Value	$ 17,683	17,276	16,818	16,039	16,528	15,890	16,387	15,834	15,722	15,897	14,887	13,527	14,342	14,962	15,497	14,788	14,379	15,026	14,700	14,627	14,936	13,817	13,730	12,460	11,902	13,409	14,057	13,243	14,780	14,850	15,959	15,973	16,160	17,450	16,740	17,623	17,352	17,993	17,581	17,347	17,588	17,209	16,617	16,256	15,977	16,045	15,166	13,272	13,729	13,914	12,989	12,615	12,378	11,611	10,609	12,711	14,046	14,411	13,905	13,628		13,044	12,689	12,990	13,110	12,478	13,185	12,801	12,770	12,490	11,587	12,297	12,411	13,716	13,769	13,873	13,694	13,954	14,092	13,860	14,073	14,638	13,952	13,628	13,463	13,214	12,889	12,802	12,384	12,389	11,941	11,506	11,267	11,061	10,668	10,377	10,634	10,958	10,718	10,768	10,147	10,659	10,700	10,457	9,702	9,746	10,529	10,545	10,588	9,918	10,305	10,882	10,720	10,932	10,867	10,426	10,574	9,954	9,876	9,982	9,864	10,000
EATON VANCE Index: MSCI EAFE Small/Mid Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE SMID Cap Index
Account Value	$ 17,683	17,276	16,818	16,039	16,528	15,890	16,387	15,834	15,722	15,897	14,887	13,527	14,342	14,962	15,497	14,788	14,379	15,026	14,700	14,627	14,936	13,817	13,730	12,460	11,902	13,409	14,057	13,243	14,780	14,850	15,959	15,973	16,160	17,450	16,740	17,623	17,352	17,993	17,581	17,347	17,588	17,209	16,617	16,256	15,977	16,045	15,166	13,272	13,729	13,914	12,989	12,615	12,378	11,611	10,609	12,711	14,046	14,411	13,905	13,628		13,044	12,689	12,990	13,110	12,478	13,185	12,801	12,770	12,490	11,587	12,297	12,411	13,716	13,769	13,873	13,694	13,954	14,092	13,860	14,073	14,638	13,952	13,628	13,463	13,214	12,889	12,802	12,384	12,389	11,941	11,506	11,267	11,061	10,668	10,377	10,634	10,958	10,718	10,768	10,147	10,659	10,700	10,457	9,702	9,746	10,529	10,545	10,588	9,918	10,305	10,882	10,720	10,932	10,867	10,426	10,574	9,954	9,876	9,982	9,864	10,000
EATON VANCE Index: MSCI EAFE Small/Mid Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE SMID Cap Index
Account Value	$ 1,768,280	1,727,573	1,681,778	1,603,865	1,652,827	1,589,011	1,638,671	1,583,412	1,572,186	1,589,673	1,488,715	1,352,697	1,434,164	1,496,203	1,549,684	1,478,809	1,437,860	1,502,639	1,469,950	1,462,688	1,493,552	1,381,711	1,373,014	1,246,041	1,190,210	1,340,921	1,405,718	1,324,259	1,477,977	1,484,970	1,595,923	1,597,337	1,616,028	1,745,004	1,674,045	1,762,274	1,735,170	1,799,343	1,758,075	1,734,745	1,758,761	1,720,895	1,661,698	1,625,562	1,597,686	1,604,455	1,516,647	1,327,174	1,372,921	1,391,360	1,298,937	1,261,512	1,237,761	1,161,093	1,060,907	1,271,130	1,404,602	1,441,068	1,390,488	1,362,788		1,304,390	1,268,872	1,298,952	1,311,032	1,247,777	1,318,464	1,280,081	1,277,045	1,248,960	1,158,658	1,229,737	1,241,064	1,371,614	1,376,894	1,387,263	1,369,355	1,395,395	1,409,192	1,385,990	1,407,267	1,463,815	1,395,196	1,362,799	1,346,333	1,321,359	1,288,940	1,280,207	1,238,362	1,238,901	1,194,115	1,150,620	1,126,671	1,106,109	1,066,799	1,037,736	1,063,392	1,095,806	1,071,820	1,076,804	1,014,696	1,065,909	1,070,050	1,045,651	970,160	974,594	1,052,866	1,054,542	1,058,843	991,829	1,030,471	1,088,208	1,072,010	1,093,243	1,086,691	1,042,635	1,057,407	995,353	987,552	998,164	986,360	1,000,000
EATON VANCE Index: MSCI EAFE Small/Mid Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE SMID Cap Index
Account Value	$ 8,841,402	8,637,865	8,408,888	8,019,324	8,264,135	7,945,056	8,193,357	7,917,061	7,860,930	7,948,364	7,443,573	6,763,483	7,170,822	7,481,013	7,748,418	7,394,045	7,189,299	7,513,193	7,349,751	7,313,440	7,467,761	6,908,555	6,865,069	6,230,204	5,951,049	6,704,603	7,028,590	6,621,296	7,389,883	7,424,852	7,979,615	7,986,686	8,080,142	8,725,020	8,370,227	8,811,371	8,675,849	8,996,717	8,790,377	8,673,724	8,793,807	8,604,477	8,308,490	8,127,812	7,988,429	8,022,275	7,583,234	6,635,870	6,864,606	6,956,798	6,494,683	6,307,560	6,188,804	5,805,463	5,304,534	6,355,648	7,023,008	7,205,341	6,952,441	6,813,940		6,521,949	6,344,359	6,494,760	6,555,159	6,238,886	6,592,318	6,400,403	6,385,227	6,244,799	5,793,289	6,148,683	6,205,319	6,858,068	6,884,468	6,936,316	6,846,776	6,976,977	7,045,959	6,929,952	7,036,333	7,319,076	6,975,981	6,813,996	6,731,663	6,606,794	6,444,698	6,401,037	6,191,810	6,194,503	5,970,574	5,753,098	5,633,355	5,530,547	5,333,995	5,188,678	5,316,958	5,479,029	5,359,098	5,384,018	5,073,479	5,329,546	5,350,248	5,228,257	4,850,802	4,872,969	5,264,328	5,272,710	5,294,216	4,959,147	5,152,355	5,441,040	5,360,049	5,466,214	5,433,455	5,213,177	5,287,036	4,976,764	4,937,760	4,990,820	4,931,800	5,000,000
EATON VANCE Index: Russell Midcap
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 26,396	25,822	25,309	24,170	24,331	23,656	25,007	23,967	22,699	23,027	21,375	19,391	20,410	21,490	22,262	21,413	19,764	20,332	20,440	20,758	21,274	19,643	20,765	19,588	17,991	19,829	20,471	18,632	20,698	20,681	22,407	21,848	22,006	23,756	22,824	23,648	22,320	23,279	22,702	22,529	22,202	22,025	20,957	20,405	19,328	19,380	18,512	16,264	16,161	16,482	15,922	15,039	14,773	13,803	12,069	14,991	16,417	16,550	16,178	15,620		15,458	15,159	15,603	15,384	14,395	15,336	14,774	14,648	14,045	12,678	14,073	13,736	14,980	15,077	14,623	14,267	14,170	13,855	13,876	13,868	14,465	13,940	13,812	13,362	13,143	12,789	12,889	12,702	12,577	12,463	12,368	12,387	12,046	11,762	11,630	11,035	11,397	11,374	11,402	10,904	10,855	10,680	10,568	9,768	9,659	10,336	10,621	10,594	9,975	10,348	10,924	10,844	11,073	10,913	11,013	11,006	10,429	10,594	10,572	10,308	10,000
EATON VANCE Index: Russell Midcap
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 26,396	25,822	25,309	24,170	24,331	23,656	25,007	23,967	22,699	23,027	21,375	19,391	20,410	21,490	22,262	21,413	19,764	20,332	20,440	20,758	21,274	19,643	20,765	19,588	17,991	19,829	20,471	18,632	20,698	20,681	22,407	21,848	22,006	23,756	22,824	23,648	22,320	23,279	22,702	22,529	22,202	22,025	20,957	20,405	19,328	19,380	18,512	16,264	16,161	16,482	15,922	15,039	14,773	13,803	12,069	14,991	16,417	16,550	16,178	15,620		15,458	15,159	15,603	15,384	14,395	15,336	14,774	14,648	14,045	12,678	14,073	13,736	14,980	15,077	14,623	14,267	14,170	13,855	13,876	13,868	14,465	13,940	13,812	13,362	13,143	12,789	12,889	12,702	12,577	12,463	12,368	12,387	12,046	11,762	11,630	11,035	11,397	11,374	11,402	10,904	10,855	10,680	10,568	9,768	9,659	10,336	10,621	10,594	9,975	10,348	10,924	10,844	11,073	10,913	11,013	11,006	10,429	10,594	10,572	10,308	10,000
EATON VANCE Index: Russell Midcap
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 2,639,634	$ 2,582,162	$ 2,530,881	$ 2,416,970	$ 2,433,087	$ 2,365,617	$ 2,500,700	$ 2,396,713	$ 2,269,896	$ 2,302,685	$ 2,137,469	$ 1,939,085	$ 2,041,033	$ 2,148,998	$ 2,226,212	$ 2,141,271	$ 1,976,356	$ 2,033,164	$ 2,043,959	$ 2,075,814	$ 2,127,413	$ 1,964,293	$ 2,076,519	$ 1,958,801	$ 1,799,123	$ 1,982,899	$ 2,047,122	$ 1,863,199	$ 2,069,779	$ 2,068,131	$ 2,240,744	$ 2,184,795	$ 2,200,622	$ 2,375,637	$ 2,282,414	$ 2,364,755	$ 2,231,997	$ 2,327,904	$ 2,270,190	$ 2,252,858	$ 2,220,180	$ 2,202,504	$ 2,095,697	$ 2,040,483	$ 1,932,840	$ 1,937,966	$ 1,851,236	$ 1,626,430	$ 1,616,127	$ 1,648,216	$ 1,592,234	$ 1,503,923	$ 1,477,308	$ 1,380,275	$ 1,206,937	$ 1,499,089	$ 1,641,688	$ 1,654,954	$ 1,617,836	$ 1,562,012		$ 1,545,758	$ 1,515,904	$ 1,560,347	$ 1,538,381	$ 1,439,505	$ 1,533,615	$ 1,477,398	$ 1,464,842	$ 1,404,513	$ 1,267,757	$ 1,407,337	$ 1,373,576	$ 1,498,039	$ 1,507,701	$ 1,462,281	$ 1,426,736	$ 1,416,954	$ 1,385,506	$ 1,387,619	$ 1,386,759	$ 1,446,509	$ 1,394,030	$ 1,381,189	$ 1,336,228	$ 1,314,297	$ 1,278,861	$ 1,288,878	$ 1,270,176	$ 1,257,666	$ 1,246,282	$ 1,236,756	$ 1,238,692	$ 1,204,605	$ 1,176,220	$ 1,163,010	$ 1,103,500	$ 1,139,665	$ 1,137,367	$ 1,140,215	$ 1,090,431	$ 1,085,487	$ 1,067,973	$ 1,056,801	$ 976,795	$ 965,878	$ 1,033,601	$ 1,062,065	$ 1,059,366	$ 997,523	$ 1,034,778	$ 1,092,425	$ 1,084,382	$ 1,107,282	$ 1,091,296	$ 1,101,305	$ 1,100,647	$ 1,042,905	$ 1,059,436	$ 1,057,197	$ 1,030,820	$ 1,000,000